Shareholder Report, Holdings (Details)	Aug. 31, 2024
Fidelity Extended Market Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Extended Market Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Extended Market Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Extended Market Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Extended Market Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Extended Market Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Extended Market Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Extended Market Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Extended Market Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Extended Market Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Extended Market Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Extended Market Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Extended Market Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Extended Market Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Extended Market Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Extended Market Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Extended Market Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Extended Market Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Extended Market Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Extended Market Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Extended Market Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Extended Market Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity Extended Market Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Extended Market Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Extended Market Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Extended Market Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Extended Market Index Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Extended Market Index Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Extended Market Index Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Extended Market Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Extended Market Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Extended Market Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Extended Market Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Total Market Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Total Market Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Total Market Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Total Market Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Total Market Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Total Market Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Total Market Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Total Market Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Total Market Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Total Market Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Total Market Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Total Market Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Total Market Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Total Market Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Total Market Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Total Market Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Total Market Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Total Market Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Total Market Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Total Market Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Total Market Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Total Market Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Total Market Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Market Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Market Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Market Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Market Index Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Market Index Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Market Index Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Total Market Index Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Total Market Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Total Market Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Market Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex 500 Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Flex 500 Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Flex 500 Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Flex 500 Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Flex 500 Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Flex 500 Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Flex 500 Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Flex 500 Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Flex 500 Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Flex 500 Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Flex 500 Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Flex 500 Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Flex 500 Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Flex 500 Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Flex 500 Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Flex 500 Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Flex 500 Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Flex 500 Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Flex 500 Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Flex 500 Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Flex 500 Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Flex 500 Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Flex 500 Index Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Flex 500 Index Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex 500 Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Flex 500 Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity 500 Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity 500 Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity 500 Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity 500 Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity 500 Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity 500 Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity 500 Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity 500 Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity 500 Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity 500 Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity 500 Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity 500 Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Fidelity 500 Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity 500 Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity 500 Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity 500 Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity 500 Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity 500 Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity 500 Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity 500 Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity 500 Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity 500 Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity 500 Index Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity 500 Index Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity 500 Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity 500 Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity International Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity International Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity International Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity International Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity International Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity International Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity International Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity International Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity International Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity International Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity International Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity International Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity International Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity International Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity International Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity International Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity International Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity International Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity International Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity International Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity International Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity International Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity International Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity International Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity International Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity International Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity International Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity International Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity International Index Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity International Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity International Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity International Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity International Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Total Market Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Series Total Market Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Series Total Market Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Series Total Market Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Series Total Market Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series Total Market Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Total Market Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Total Market Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Series Total Market Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Series Total Market Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series Total Market Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Series Total Market Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Series Total Market Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Series Total Market Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Total Market Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Series Total Market Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Series Total Market Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Series Total Market Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Series Total Market Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Series Total Market Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Series Total Market Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Total Market Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Series Total Market Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Total Market Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Total Market Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Total Market Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Total Market Index Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Total Market Index Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Total Market Index Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Total Market Index Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Total Market Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Series Total Market Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Total Market Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%